INCOME TAXES (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure Of Income Tax [Line Items]
Applicable tax rate			27.00%	25.50%	24.00%	22.50%
Unused tax losses for which no deferred tax asset recognised			$ 368,938,000	$ 216,397,000
Income tax relating to components of other comprehensive income that will be reclassified to profit or loss			$ 4,474,000	$ 1,591,000	$ 17,355,000
CHILE
Disclosure Of Income Tax [Line Items]
Applicable tax rate			27.00%	25.00%	24.00%	22.50%	21.00%
ARGENTINA
Disclosure Of Income Tax [Line Items]
Applicable tax rate	25.00%	30.00%	30.00%
Deferred tax expense (income) relating to tax rate changes or imposition of new taxes				$ 62,677,000
BRAZIL
Disclosure Of Income Tax [Line Items]
Applicable tax rate			34.00%
URUGUAY
Disclosure Of Income Tax [Line Items]
Applicable tax rate			25.00%
Unused tax losses for which no deferred tax asset recognised			$ 183,162,000	$ 167,862,000
UNITED STATES
Disclosure Of Income Tax [Line Items]
Applicable tax rate			21.00%	21.00%
Deferred tax expense (income) relating to tax rate changes or imposition of new taxes				$ 17,600,000